Related Party Transactions and Balances - Summary of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits, including salaries and fees	$ 437	$ 417
Professional fees	343	234
Share-based payments	1,448	899
Total compensation	$ 2,228	$ 1,550